Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related Party
Total Fidelis MGU commissions	$ 96.8	$ 87.1	$ 254.1	$ 236.1